Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Inter-bank transfers	S/ 1,142,857	S/ 596,648
Repurchase agreements with the BCRP	438,436	0
Derivative financial instruments	93,021	21,568
Others	1,596	1,550
Total	S/ 1,675,910	S/ 619,766